SLM Student Loan Trust 2006-1
Quarterly Servicing Report

Distribution Date Collection Period	10/25/2006 07/01/2006 — 09/30/2006

SLM Funding LLC -	Depositor
Sallie Mae Inc. -	Servicer and Administrator
Deutsche Bank -	Indenture Trustee
Chase Bank USA, National Association -	Eligible Lender Trustee
SLM Investment Corp -	Excess Distribution Certificateholder

I. 2006-1 Deal Parameters

	Student Loan Portfolio Characteristics		06/30/2006	Activity	09/30/2006
A	i	Portfolio Balance	$2,104,617,791.13	($362,322,251.03)	$1,742,295,540.10
	ii	Interest to be Capitalized	27,923,443.81		28,468,688.44

	iii	Total Pool	$2,132,541,234.94		$1,770,764,228.54

	iv	Capitalized Interest	$3,000,000.00		$3,000,000.00
	v	Specified Reserve Account Balance	5,331,353.09		4,426,910.57

	vi	Total Adjusted Pool	$2,140,872,588.03		$1,778,191,139.11

B	i	Weighted Average Coupon (WAC)	5.287%		7.086%
	ii	Weighted Average Remaining Term	115.27		113.83
	iii	Number of Loans	702,698		608,973
	iv	Number of Borrowers	369,389		323,447
	v	Aggregate Outstanding Principal Balance - T-Bill	$366,627,830.66		$312,313,430.18
	vi	Aggregate Outstanding Principal Balance - Commercial Paper	$1,765,913,404.28		$1,458,450,798.36
	vii	Pool Factor	0.852244054		0.707664292

						% of		% of
	Notes			Spread	Balance 7/25/2006	O/S Securities	Balance 10/25/2006	O/S Securities
C	i	A-1 Notes	78442GRK4	-0.020%	$347,164,122.74	16.165%	$0.00	0.000%
	ii	A-2 Notes	78442GRL2	0.010%	768,000,000.00	35.759%	745,669,139.11	41.934%
	iii	A-3 Notes	78442GRM0	0.040%	395,000,000.00	18.392%	395,000,000.00	22.214%
	iv	A-4 Notes	78442GRN8	0.090%	412,000,000.00	19.183%	412,000,000.00	23.170%
	v	A-5 Notes	78442GRP3	0.110%	150,176,000.00	6.992%	150,176,000.00	8.445%
	vi	B Notes	78442GRQ1	0.200%	75,346,000.00	3.508%	75,346,000.00	4.237%

	vii	Total Notes			$2,147,686,122.74	100.000%	$1,778,191,139.11	100.000%

	Reserve Account		07/25/2006	10/25/2006
D	i	Required Reserve Acct Deposit (%)	0.25%	0.25%
	ii	Reserve Acct Initial Deposit ($)
	iii	Specified Reserve Acct Balance ($)	$5,331,353.09	$4,426,910.57
	iv	Reserve Account Floor Balance ($)	$2,502,266.00	$2,502,266.00
	v	Current Reserve Acct Balance ($)	$5,331,353.09	$4,426,910.57

	Other Accounts		07/25/2006	10/25/2006
E	i	Capitalized Interest Account	$3,000,000.00	$3,000,000.00
	ii	Supplemental Purchase Account	$0.00	$0.00

	Asset/Liability		07/25/2006	10/25/2006
F	i	Total Adjusted Pool	$2,140,872,588.03	$1,778,191,139.11
	ii	Total Outstanding Balance Notes	$2,147,686,122.74	$1,778,191,139.11
	iii	Difference	$(6,813,534.71)	$0.00
	iv	Parity Ratio	0.99683	1.00000

II. 2006-1 Transactions from:			07/01/2006	through:	09/30/2006

A	Student Loan Principal Activity
	i	Regular Principal Collections			$349,435,222.44
	ii	Principal Collections from Guarantor			23,349,947.61
	iii	Principal Reimbursements			149,209.35
	iv	Other System Adjustments			0.00

	v	Total Principal Collections			$372,934,379.40

B	Student Loan Non-Cash Principal Activity
	i	Other Adjustments			$55,551.13
	ii	Capitalized Interest			(10,667,679.50)

	iii	Total Non-Cash Principal Activity			$(10,612,128.37)

C	Student Loan Principal Purchases				$0.00

D	Total Student Loan Principal Activity				$362,322,251.03

E	Student Loan Interest Activity
	i	Regular Interest Collections			$12,545,181.74
	ii	Interest Claims Received from Guarantors			721,152.74
	iii	Collection Fees/Returned Items			186,533.78
	iv	Late Fee Reimbursements			625,273.58
	v	Interest Reimbursements			26,589.24
	vi	Other System Adjustments			0.00
	vii	Special Allowance Payments			11,801,805.15
	viii	Subsidy Payments			6,977,487.33

	ix	Total Interest Collections			$32,884,023.56

F	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment			$8,350.07
	ii	Capitalized Interest			10,667,679.50

	iii	Total Non-Cash Interest Adjustments			$10,676,029.57

G	Student Loan Interest Purchases				$0.00

H	Total Student Loan Interest Activity				$43,560,053.13

I	Non-Reimbursable Losses During Collection Period				$20,153.52
J	Cumulative Non-Reimbursable Losses to Date				$20,153.52

III. 2006-1 Collection Account Activity			07/01/2006	through	09/30/2006

A	Principal Collections
	i	Principal Payments Received			$53,235,107.71
	ii	Consolidation Principal Payments			319,550,062.34
	iii	Reimbursements by Seller			12,389.88
	iv	Borrower Benefits Reimbursements			55,174.44
	v	Reimbursements by Servicer			1,024.52
	vi	Re-purchased Principal			80,620.51

	vii	Total Principal Collections			$372,934,379.40

B	Interest Collections
	i	Interest Payments Received			$27,779,494.40
	ii	Consolidation Interest Payments			4,266,132.56
	iii	Reimbursements by Seller			126.91
	iv	Borrower Benefits Reimbursements			0.00
	v	Reimbursements by Servicer			24,430.57
	vi	Re-purchased Interest			2,031.76
	vii	Collection Fees/Return Items			186,533.78
	viii	Late Fees			625,273.58

	ix	Total Interest Collections			$32,884,023.56

C	Other Reimbursements				$78,600.28

D	Reserves in Excess of the Requirement				$904,442.52

E	Administrator Account Investment Income				$0.00

F	Investment Earnings for Period in Trust Accounts				$4,077,154.08

G	Funds borrowed from previous distribution				$0.00

H	Return funds borrowed for previous distribution				$0.00

I	Funds Released from Capitalized Interest Account				$0.00

J	Excess Transferred from Supplemental Loan Purchase Account				$0.00

K	Initial Deposits into Collection Account				$0.00

L	TOTAL AVAILABLE FUNDS				$410,878,599.84

	LESS FUNDS PREVIOUSLY REMITTED:
	Servicing Fees to Servicer				$(3,027,259.73)

M	NET AVAILABLE FUNDS				$407,851,340.11

N	Servicing Fees Due for Current Period				$1,372,814.69

O	Carryover Servicing Fees Due				$0.00

P	Administration Fees Due				$20,000.00

Q	Total Fees Due for Period				$1,392,814.69

IV. 2006-1 Portfolio Characteristics

	Weighted Avg Coupon		# of Loans		% *		Principal Amount		% *
STATUS	06/30/2006	09/30/2006	06/30/2006	09/30/2006	06/30/2006	09/30/2006	06/30/2006	09/30/2006	06/30/2006	09/30/2006

INTERIM:
In School
Current	4.708%	6.545%	127,643	111,413	18.165%	18.295%	$441,444,255.18	$378,630,316.32	20.975%	21.732%

Grace
Current	4.705%	6.545%	52,646	45,746	7.492%	7.512%	207,473,139.25	177,785,261.04	9.858%	10.204%

TOTAL INTERIM	4.707%	6.545%	180,289	157,159	25.657%	25.807%	$648,917,394.43	$556,415,577.36	30.833%	31.936%

REPAYMENT
Active
Current	5.731%	7.509%	255,485	213,709	36.358%	35.093%	$654,440,215.69	$502,274,588.92	31.095%	28.828%
31-60 Days Delinquent	5.695%	7.404%	26,116	28,531	3.717%	4.685%	74,025,262.16	81,397,134.47	3.517%	4.672%
61-90 Days Delinquent	5.699%	7.384%	17,220	18,092	2.451%	2.971%	48,195,450.12	51,636,013.84	2.290%	2.964%
91-120 Days Delinquent	5.651%	7.405%	21,877	12,087	3.113%	1.985%	60,305,688.11	34,616,026.87	2.865%	1.987%
> 120 Days Delinquent	5.574%	7.376%	48,894	56,090	6.958%	9.211%	133,360,435.27	151,933,244.49	6.337%	8.720%

Deferment
Current	4.951%	6.798%	86,790	70,470	12.351%	11.572%	279,825,021.25	202,761,969.06	13.296%	11.638%

Forbearance
Current	5.632%	7.398%	56,594	47,764	8.054%	7.843%	182,100,744.23	148,731,490.57	8.652%	8.537%

TOTAL REPAYMENT	5.545%	7.339%	512,976	446,743	73.001%	73.360%	$1,432,252,816.83	$1,173,350,468.22	68.053%	67.345%

Claims in Process (1)	5.581%	7.391%	9,433	5,057	1.342%	0.830%	$23,447,579.87	$12,468,132.38	1.114%	0.716%
Aged Claims Rejected (2)	0.000%	8.045%	0	14	0.000%	0.002%	$0.00	$61,362.14	0.000%	0.004%
GRAND TOTAL	5.287%	7.086%	702,698	608,973	100.000%	100.000%	$2,104,617,791.13	$1,742,295,540.10	100.000%	100.000%

(1)	Claims filed and unpaid; includes claims rejected aged less than 6 months.

(2)	Claims rejected (subject to cure) aged 6 months or more; also includes claims deemed incurable pending repurchase.

*	Percentages may not total 100% due to rounding.

V. 2006-1 Portfolio Characteristics by School and Program

LOAN TYPE	WAC	# Loans	$ Amount	%
- GSL – Subsidized	7.024%	365,480	$904,132,304.18	51.893%
- GSL – Unsubsidized	6.883%	205,134	646,110,602.86	37.084%
- PLUS Loans	7.966%	31,868	172,996,140.02	9.929%
- SLS Loans	8.534%	6,491	19,056,493.04	1.094%

- Total	7.086%	608,973	$1,742,295,540.10	100.000%

SCHOOL TYPE	WAC	# Loans	$ Amount	%
-Four Year	7.024%	427,154	$1,327,932,422.45	76.217%
-Two Year	7.191%	116,255	259,388,616.99	14.888%
-Technical	7.367%	65,548	154,944,899.95	8.893%
-Other	6.928%	16	29,600.71	0.002%

- Total	7.086%	608,973	$1,742,295,540.10	100.000%

*	Percentages may not total 100% due to rounding.
GSL — Guaranteed Stafford Loan
PLUS — Parent Loans for Undergraduate Students
SLS — Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.

VI. 2006-1 Interest Accruals

A	Borrower Interest Accrued During Collection Period	$25,906,600.78
B	Interest Subsidy Payments Accrued During Collection Period	7,695,749.03
C	Special Allowance Payments Accrued During Collection Period	2,551,899.27
D	Investment Earnings Accrued for Collection Period (TRUST ACCOUNTS)	4,077,154.08
E	Investment Earnings (ADMINISTRATOR ACCOUNTS)	0.00

F	Net Expected Interest Collections	$40,231,403.16
VII. 2006-1 Accrued Interest Factors

		Accrued		Record Date
		Int Factor	Accrual Period	(Days Prior to Distribution Date)	Rate *	Index
A	Class A-1 Interest Rate	0.013966111	07/25/2006 - 10/25/2006	1 NY Business Day	5.46500%	LIBOR
B	Class A-2 Interest Rate	0.014042778	07/25/2006 - 10/25/2006	1 NY Business Day	5.49500%	LIBOR
C	Class A-3 Interest Rate	0.014119444	07/25/2006 - 10/25/2006	1 NY Business Day	5.52500%	LIBOR
D	Class A-4 Interest Rate	0.014247222	07/25/2006 - 10/25/2006	1 NY Business Day	5.57500%	LIBOR
E	Class A-5 Interest Rate	0.014298333	07/25/2006 - 10/25/2006	1 NY Business Day	5.59500%	LIBOR
F	Class B Interest Rate	0.014528333	07/25/2006 - 10/25/2006	1 NY Business Day	5.68500%	LIBOR

*	Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see http://www.salliemae.com/salliemae/investor/slmtrust/extracts/abrate.tx .

VIII. 2006-1 Inputs From Prior Period	6/30/06

A	Total Student Loan Pool Outstanding
	i	Portfolio Balance	$2,104,617,791.13
	ii	Interest To Be Capitalized	27,923,443.81

	iii	Total Pool	$2,132,541,234.94
	iv	Specified Reserve Account Balance	5,331,353.09
	v	Capitalized Interest	3,000,000.00

	vi	Total Adjusted Pool	$2,140,872,588.03

B	Total Note Factor		0.855133311
C	Total Note Balance		$2,147,686,122.74

D	Note Balance 07/25/2006		Class A-1	Class A-2	Class A-3	Class A-4	Class A-5	Class B
	i	Current Factor	0.488275841	1.000000000	1.000000000	1.000000000	1.000000000	1.000000000
	ii	Expected Note Balance	$347,164,122.74	$768,000,000.00	$395,000,000.00	$412,000,000.00	$150,176,000.00	$75,346,000.00
	iii	Note Principal Shortfall	$6,813,534.71	$0.00	$0.00	$0.00	$0.00	$0.00
	iv	Interest Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
	v	Interest Carryover	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

E	Reserve Account Balance		$5,331,353.09
F	Unpaid Primary Servicing Fees from Prior Month(s)		$0.00
G	Unpaid Administration fees from Prior Quarter(s)		$0.00
H	Unpaid Carryover Servicing Fees from Prior Quarter(s)		$0.00
I	Interest Due on Unpaid Carryover Servicing Fees		$0.00

IX. 2006-1 Trust Account Reconciliations

Reserve Account
i	Beginning of Period Balance	$5,331,353.09
ii	Deposits to correct Shortfall	$0.00
iii	Total Reserve Account Balance Available	$5,331,353.09
iv	Required Reserve Account Balance	$4,426,910.57
v	Shortfall Carried to Next Period	$0.00
vi	Excess Reserve — Release to Collection Account	$904,442.52
vii	Ending Reserve Account Balance	$4,426,910.57

Capitalized Interest Account
Capitalized Interest Account release date		01/25/2007
i	Beginning of Period Account Balance	$3,000,000.00
ii	Capitalized Interest Release to the Collection Account	$0.00

iii	End of Period Account Balance	$3,000,000.00

Supplemental Loan Purchase Account
i	Beginning Balance	$0.00
ii	Deposits	$0.00
iii	Supplemental Loan Purchases	$0.00
iv	Transfers to Collection Account	$0.00

v	Ending Balance	$0.00

X. 2006-1 Waterfall for Distributions

				Remaining
				Funds Balance
A	Total Available Funds ( Section III-M )		$407,851,340.11	$407,851,340.11

B	Primary Servicing Fees-Current Month		$1,372,814.69	$406,478,525.42

C	Administration Fee		$20,000.00	$406,458,525.42

D	Class A Noteholders’ Interest Distribution Amounts
	i	Class A-1	$4,848,532.71	$401,609,992.71
	ii	Class A-2	$10,784,853.33	$390,825,139.38
	iii	Class A-3	$5,577,180.56	$385,247,958.82
	iv	Class A-4	$5,869,855.56	$379,378,103.26
	v	Class A-5	$2,147,266.51	$377,230,836.75

	vi	Total Class A Interest Distribution	$29,227,688.67

E	Class B Noteholders’ Interest Distribution Amount		$1,094,651.80	$376,136,184.95

F	i	Class A-1	$347,164,122.74	$28,972,062.21
	ii	Class A-2	$22,330,860.89	$6,641,201.32
	iii	Class A-3	$0.00	$6,641,201.32
	iv	Class A-4	$0.00	$6,641,201.32
	v	Class A-5	$0.00	$6,641,201.32

	vi	Total Class A Principal Distribution	$369,494,983.63

G	Class B Noteholders’ Principal Distribution Amount		$0.00	$6,641,201.32

H	Increase to the Specified Reserve Account Balance		$0.00	$6,641,201.32

I	Carryover Servicing Fees		$0.00	$6,641,201.32

J	Excess to Certificateholder		$6,641,201.32	$0.00

K	Waterfall Triggers
	i	Student Loan Principal Outstanding	$1,742,295,540.10
	ii	Borrower Interest Accrued	25,906,600.78
	iii	Interest Subsidy Payments Accrued	7,695,749.03
	iv	Special Allowance Payments Accrued	2,551,899.27
	v	Capitalized Interest Account Balance	3,000,000.00
	vi	Reserve Account Balance (after any reinstatement)	4,426,910.57

	vii	Total	$1,785,876,699.75
	viii	Less: Specified Reserve Account Balance	(4,426,910.57)

	ix	Total	$1,781,449,789.18

	x	Class A Notes Outstanding (after application of available funds)	$1,702,845,139.11

	xi	Insolvency Event or Event of Default Under Indenture	N

	xii	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (x > ix or xi = Y)	N

XI. 2006-1 Distributions and Account Reconciliations

A	Distribution Amounts		Class A-1	Class A-2	Class A-3	Class A-4	Class A-5	Class B
	i	Quarterly Interest Due	$4,848,532.71	$10,784,853.33	$5,577,180.56	$5,869,855.56	$2,147,266.51	$1,094,651.80
	ii	Quarterly Interest Paid	4,848,532.71	10,784,853.33	5,577,180.56	5,869,855.56	2,147,266.51	1,094,651.80

	iii	Interest Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

	vii	Quarterly Principal Due	$347,164,122.74	$22,330,860.89	$0.00	$0.00	$0.00	$0.00
	viii	Quarterly Principal Paid	347,164,122.74	22,330,860.89	0.00	0.00	0.00	0.00

	ix	Quarterly Principal Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

	x	Total Distribution Amount	$352,012,655.45	$33,115,714.22	$5,577,180.56	$5,869,855.56	$2,147,266.51	$1,094,651.80

B	Principal Distribution Reconciliation
	i	Notes Outstanding Principal Balance 9/30/06	$2,147,686,122.74
	ii	Adjusted Pool Balance 9/30/06	1,778,191,139.11

	iii	Notes Balance Exceeding Adjusted Pool (i-ii)	$369,494,983.63

	iv	Adjusted Pool Balance 6/30/06	$2,140,872,588.03
	v	Adjusted Pool Balance 9/30/06	1,778,191,139.11

	vi	Current Principal Due (iv-v)	$362,681,448.92
	vii	Principal Shortfall from Previous Collection Period	6,813,534.71

	viii	Principal Distribution Amount (vi + vii)	$369,494,983.63

	ix	Principal Distribution Amount Paid	$369,494,983.63

	x	Principal Shortfall (viii - ix)	$0.00

C		Total Principal Distribution	$369,494,983.63
D		Total Interest Distribution	30,322,340.47

E		Total Cash Distributions	$399,817,324.10

					Paydown
F	Note Balances			07/25/2006	Factor	10/25/2006
	i	A-1 Note Balance	78442GRK4	$347,164,122.74		$—
		A-1 Note Pool Factor		0.488275841	0.488275841	0.000000000
	ii	A-2 Note Balance	78442GRL2	$768,000,000.00		$745,669,139.11
		A-2 Note Pool Factor		1.000000000	0.029076642	0.970923358
	iii	A-3 Note Balance	78442GRM0	$395,000,000.00		$395,000,000.00
		A-3 Note Pool Factor		1.000000000	0.000000000	1.000000000
	iv	A-4 Note Balance	78442GRN8	$412,000,000.00		$412,000,000.00
		A-4 Note Pool Factor		1.000000000	0.000000000	1.000000000
	v	A-5 Note Balance	78442GRP3	$150,176,000.00		$150,176,000.00
		A-5 Note Pool Factor		1.0000000000	0.000000000	1.0000000000
	vi	B Note Balance	78442GRQ1	$75,346,000.00		$75,346,000.00
		B Note Pool Factor		1.000000000	0.000000000	1.000000000

XII. 2006-1 Historical Pool Information

			7/1/06 - 9/30/06	4/1/06 - 6/30/06	1/26/06-3/31/06
Beginning Student Loan Portfolio Balance			$2,104,617,791.13	$2,362,084,161.70	$2,435,501,799.27

	Student Loan Principal Activity
	i	Regular Principal Collections	$349,435,222.44	$267,883,545.00	$116,516,901.14
	ii	Principal Collections from Guarantor	23,349,947.61	2,952,942.76	698,423.13
	iii	Principal Reimbursements	149,209.35	271,297.43	294,675.22
	iv	Other System Adjustments	0.00	0.00	0.00

	v	Total Principal Collections	$372,934,379.40	$271,107,785.19	$117,509,999.49
	Student Loan Non-Cash Principal Activity
	i	Other Adjustments	$55,551.13	$31,902.09	$71,663.82
	ii	Capitalized Interest	(10,667,679.50)	(13,673,316.71)	(5,504,799.45)

	iii	Total Non-Cash Principal Activity	$(10,612,128.37)	$(13,641,414.62)	$(5,433,135.63)
	Student Loan Principal Purchases		$0.00	$0.00	$(38,659,226.29)

(-)	Total Student Loan Principal Activity		$362,322,251.03	$257,466,370.57	$73,417,637.57

	Student Loan Interest Activity
	i	Regular Interest Collections	$12,545,181.74	$11,361,508.38	$8,015,591.18
	ii	Interest Claims Received from Guarantors	721,152.74	62,040.00	11,700.20
	iii	Collection Fees/Returned Items	186,533.78	130,360.60	109,656.57
	iv	Late Fee Reimbursements	625,273.58	550,667.42	409,925.49
	v	Interest Reimbursements	26,589.24	29,709.57	8,442.01
	vi	Other System Adjustments	0.00	0.00	0.00
	vii	Special Allowance Payments	11,801,805.15	6,549,237.07	0.00
	viii	Subsidy Payments	6,977,487.33	5,274,515.42	0.00

	ix	Total Interest Collections	$32,884,023.56	$23,958,038.46	$8,555,315.45

	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment	$8,350.07	$828.70	$144.75
	ii	Capitalized Interest	10,667,679.50	13,673,316.71	5,504,799.45

	iii	Total Non-Cash Interest Adjustments	$10,676,029.57	$13,674,145.41	$5,504,944.20

	Student Loan Interest Purchases		$0.00	$0.00	$(447,576.05)

	Total Student Loan Interest Activity		$43,560,053.13	$37,632,183.87	$13,612,683.60

(=)	Ending Student Loan Portfolio Balance		$1,742,295,540.10	$2,104,617,791.13	$2,362,084,161.70

(+)	Interest to be Capitalized		$28,468,688.44	$27,923,443.81	$30,419,786.25

(=)	TOTAL POOL		$1,770,764,228.54	$2,132,541,234.94	$2,392,503,947.95

(+)	Capitalized Interest		$3,000,000.00	$3,000,000.00	$3,000,000.00

(+)	Reserve Account Balance		$4,426,910.57	$5,331,353.09	$5,981,259.87

(=)	Total Adjusted Pool		$1,778,191,139.11	$2,140,872,588.03	$2,401,485,207.82

XIII. 2006-1 Payment History and CPRs

Distribution	Actual	Since Issued
Date	Pool Balances	CPR *
Apr-06	$2,392,503,948	12.66%
Jul-06	$2,132,541,235	23.75%
Oct-06	$1,770,764,229	33.63%

*  Constant Prepayment Rate. Since Issued CPR is based on the current period’s ending pool balance calculated against the period’s projected pool balance as determined at the trust’s statistical cutoff date.